Employee benefits	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Employee benefits
23. Employee benefits
(1) Overview of post-employment benefit Plans
Upon terminations of employment, employees of TMC and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum
indemnities or pension payments, based on current rates of pay and lengths of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits on involuntary retirement, including retirement at the age limit.
Effective October 1, 2004, TMC amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum
or pension payments determined based on accumulated “points” vested in each year of service.
There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.
Effective October 1, 2005, TMC partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended
plan.
TMC and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). The contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.
Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits are currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.
These post-employment benefit plans are exposed to general investment risk, interest rate risk and inflation risk.

Pension costs and defined benefit obligations are dependent on assumptions used in calculating such amounts. These assumptions include discount rates, retirement rate, salary increase rate, mortality rates and other factors. While management believes that the assumptions used are appropriate, differences in actual experience or changes in assumptions may affect Toyota’s pension costs and obligations.
The most critical assumption impacting the calculation of pension costs and defined benefit obligations is the discount rates. Toyota determines the discount rates mainly based on the rates of high quality fixed income bonds currently available and expected to be available during the period to maturity of the defined benefit pension plans.
Toyota uses a March 31 measurement date for its post-employment benefit plans.
(2) Defined benefit obligations and plan assets
The changes in present value of defined benefit obligations and fair value of plan assets are as follows:

	Yen in millions
	For the years ended March 31,
	2023		2024
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Present value of defined benefit obligations:
Benefit obligations at beginning of year	2,077,151	1,487,644	1,964,655	1,423,263
Current service cost	87,452	55,000	80,133	45,581
Interest cost	14,816	57,079	21,666	73,014
Remeasurements:
Changes in demographic assumptions	2,707	30,743	850	1,337
Changes in financial assumptions	(120,279)	(258,990)	(74,816)	(16,818)
Other	(9,673)	18,248	(2,926)	2,222
Past service cost	(1,419)	3,405	418	(18)
Plan participants’ contributions	1,523	3,575	1,143	3,835
Benefits paid	(87,624)	(60,614)	(90,283)	(64,789)
Effect of changes in exchange rates and other	—	87,173	(2,501)	183,389

Benefit obligations at end of year	1,964,655	1,423,263	1,898,339	1,651,016

Fair value of plan assets:
Plan assets at beginning of year	1,844,819	1,224,656	1,840,586	1,109,394
Interest income	13,576	48,386	21,377	73,033
Remeasurement
Actual return on plan assets, excluding interest income	(8,619)	(216,474)	266,101	(30,407)
Employer contributions	32,682	16,421	47,459	18,252
Plan participants’ contributions	1,523	3,575	1,143	3,835
Benefits paid	(43,397)	(34,017)	(47,610)	(34,845)
Effect of changes in exchange rates and other	—	66,849	(579)	145,656

Plan assets at end of year	1,840,586	1,109,394	2,128,476	1,284,918

The impact of minimum funding requirement and asset ceiling	—	—	268,228	—

Net defined benefit liability (asset)	124,069	313,869	38,092	366,098

The funded defined benefit obligations and the unfunded defined benefit obligations are as follows:

	Yen in millions
	March 31,
	2023		2024
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Funded defined benefit obligations	1,466,825	1,076,433	1,415,507	1,250,773
Plan assets	(1,840,586)	(1,109,394)	(2,128,476)	(1,284,918)
The impact of minimum funding requirement and asset ceiling	—	—	268,228	—

Subtotal	(373,761)	(32,961)	(444,741)	(34,145)

Unfunded defined benefit obligations	497,830	346,830	482,833	400,243

Total	124,069	313,869	38,092	366,098

The net defined benefit liability (asset) recognized in the consolidated statement of financial position are comprised of the following:

	Yen in millions
	March 31,
	2023		2024
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Retirement benefit liabilities	642,774	422,734	597,641	480,320
Other non-current assets (Retirement benefit assets)	(518,705)	(108,865)	(559,550)	(114,222)

Net amount recognized	124,069	313,869	38,092	366,098

(3) The major items of actuarial assumption
The weighted-average discount rates used to determine the present value of defined benefit obligations are as follows:

	March 31,
	2023		2024
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Discount rate	1.1%	5.0%	1.4%	5.2%
(4) Fair value of plan assets
Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth
assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets.

	Yen in millions
	March 31, 2023
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not available

Stocks	440,946	—	440,946	177,564	—	177,564
Government bonds	108,570	15	108,585	121,568	—	121,568
Bonds (other)	—	84,234	84,234	—	185,395	185,395
Commingled funds	—	492,915	492,915	—	394,228	394,228
Insurance contracts	—	209,261	209,261	—	—	—
Other	295,452	209,193	504,645	14,520	216,118	230,638

Total	844,968	995,618	1,840,586	313,652	795,742	1,109,394

	Yen in millions
	March 31, 2024
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not available

Stocks	604,210	—	604,210	151,669	—	151,669
Government bonds	135,912	3	135,915	278,982	—	278,982
Bonds (other)	—	92,568	92,568	—	271,917	271,917
Commingled funds	—	521,388	521,388	—	399,742	399,742
Insurance contracts	—	236,216	236,216	—	—	—
Other . . . . . . . . . . . . . . . . . . . . . . .	288,891	249,288	538,180	17,899	164,708	182,607

Total . . . . . . . . . . . . . . . . . . .	1,029,013	1,099,463	2,128,476	448,550	836,367	1,284,918

“Other” consists of cash equivalents, other private placement investment funds and other assets.
(5) The impact of minimum funding requirement and asset ceiling
The impact of minimum funding requirement and asset ceiling is as follows:

	Yen in millions
	For the years ended March 31,
	2023		2024
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Beginning balance of the fiscal year	—	—	—	—
Interest income	—	—	—	—
Remeasurements:
Change in asset ceiling excluding interest income	—	—	268,228	—
Translation adjustments	—	—	—	—

Ending balance of the fiscal year	—	—	268,228	—

(6) The sensitivity analysis
The following table illustrates the effects on defined benefit obligations of the change in weighted-average discount rates, assuming all other assumptions are consistent.

	Yen in millions
	March 31,
	2023		2024
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	153,466	237,478	144,307	119,443
0.5% increase	(131,275)	(234,242)	(118,737)	(113,734)
(7) Impact on future cash flow
Contributions to plan assets by TMC and some of its consolidated subsidiaries are determined by various factors such as employee salary levels and years of service, funded status of plan assets, and actuarial calculations. In addition, according to the rules of the defined benefit corporate pension law, the corporate pension fund system recalculates the amount of the balance every five years with the end date of the reporting period as the base date so that financial balance can be maintained in the future. TMC and some of its consolidated subsidiaries may make a necessary contribution if the reserve amount is below the minimum reserve amount.
In the following year (the year ending March 31, 2025), Toyota expects to contribute ¥45,860 million for Japanese plans and ¥16,493 million for Foreign plans to the post-employment benefit plans.
The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans

2025	87,572	69,611
2026	89,462	75,552
2027	92,801	80,562
2028	97,610	86,599
2029	95,501	90,578
From 2030 to 2034	462,384	508,984

Total	925,330	911,886

(8) Benefit obligations for
non-retirement
pension for retirees and benefit obligations for absentee
Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are provided through various insurance companies, health care providers and others. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligation under these arrangements are not material.

(9) Payroll expenses
Payroll expenses included in “Cost of products sold” and “Selling, general and administrative” in the consolidated statement of income (including expenses for post-employment benefit plans) for the years ended March 31, 2022, 2023 and 2024 are ¥3,550,882 million, ¥3,985,518 million and ¥4,385,112 million, respectively.